Trade and other payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
Increase (decrease) in trade payables	€ 8,116
Payroll payables	328	€ 255
Other payables	1,453	1,327
Payables for social security contributions	112	92
Trade and other payables	21,720	12,936
Euro
Trade and other payables
Trade and other payables	14,250
US Dollars
Trade and other payables
Trade and other payables	5,864
Global Gas & LNG Portfolio
Trade and other payables
Increase (decrease) in trade payables	6,626
Refining & Marketing and Chemical
Trade and other payables
Increase (decrease) in trade payables	1,220
Gas take-or-pay contracts
Trade and other payables
Other payables	€ 185	€ 376